Quarterly Holdings Report
for

Strategic Advisers® Large Cap Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

August 31, 2021

LGC-QTLY-1021
1.9899749.100

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.1%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	5,688,452	$155,977,354
Liberty Global PLC Class C (a)	218,600	6,335,028
Lumen Technologies, Inc.	479,800	5,901,540
Verizon Communications, Inc.	3,774,656	207,606,080
		375,820,002
Entertainment - 1.2%
Activision Blizzard, Inc.	862,497	71,043,878
Cinemark Holdings, Inc. (a)(b)	113,700	2,027,271
Electronic Arts, Inc.	192,819	27,999,247
Live Nation Entertainment, Inc. (a)	3,510	304,317
Netflix, Inc. (a)	611,526	348,074,484
Nintendo Co. Ltd. ADR	37,486	2,252,159
Playtika Holding Corp.	480,665	12,684,749
Sea Ltd. ADR (a)	59,780	20,224,770
Spotify Technology SA (a)	21,719	5,089,630
Take-Two Interactive Software, Inc. (a)	15,500	2,498,910
The Walt Disney Co. (a)	1,413,587	256,283,323
Vivendi SA	158,349	6,031,759
Warner Music Group Corp. Class A	91,803	3,488,514
Zynga, Inc. (a)	567,370	5,021,225
		763,024,236
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	285,302	825,649,723
Class C (a)	419,909	1,221,616,059
Facebook, Inc. Class A (a)	3,573,765	1,355,814,966
IAC (a)	50,198	6,628,646
Match Group, Inc. (a)	14,380	1,976,387
Pinterest, Inc. Class A (a)	99,315	5,518,935
Snap, Inc. Class A (a)	97,425	7,415,017
Tongdao Liepin Group (a)	446,200	790,572
Twitter, Inc. (a)	487,415	31,438,268
Vimeo, Inc. (a)	20,800	792,896
Zoominfo Technologies, Inc. (a)	423,506	27,608,356
		3,485,249,825
Media - 1.8%
Altice U.S.A., Inc. Class A (a)	208,600	5,723,984
Charter Communications, Inc. Class A (a)	277,501	226,623,967
Comcast Corp. Class A	10,236,313	621,139,473
Discovery Communications, Inc.:
Class A (a)(b)	77,700	2,240,868
Class C (non-vtg.) (a)	85,224	2,351,330
DISH Network Corp. Class A (a)	363,674	15,852,550
Fox Corp.:
Class A	858,977	32,160,099
Class B	212,197	7,348,382
Interpublic Group of Companies, Inc.	458,192	17,058,488
Liberty Broadband Corp. Class C (a)	466,716	89,292,105
Liberty Media Corp. Liberty SiriusXM Series C (a)	329,332	16,252,534
Nexstar Broadcasting Group, Inc. Class A	78,597	11,769,901
Omnicom Group, Inc.	217,104	15,896,355
Tegna, Inc.	536,100	9,499,692
ViacomCBS, Inc. Class B	407,800	16,903,310
		1,090,113,038
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,011,132	138,545,307

TOTAL COMMUNICATION SERVICES		5,852,752,408

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
Aptiv PLC (a)	402,819	61,305,024
BorgWarner, Inc.	483,154	20,621,013
Compagnie Generale des Etablissements Michelin SCA ADR (b)	830,000	26,842,200
Gentex Corp.	3,044	93,755
Lear Corp.	137,300	21,959,762
Magna International, Inc. Class A (sub. vtg.)	243,678	19,242,769
The Goodyear Tire & Rubber Co. (a)	857,300	13,579,632
		163,644,155
Automobiles - 0.8%
Daimler AG (Germany)	172,700	14,563,647
Ferrari NV	148,737	32,335,424
Ford Motor Co. (a)	4,581,350	59,694,991
General Motors Co. (a)	1,867,954	91,548,426
Harley-Davidson, Inc.	418,400	16,539,352
Tesla, Inc. (a)	364,286	268,012,496
		482,694,336
Distributors - 0.0%
Genuine Parts Co.	88,700	10,838,253
LKQ Corp. (a)	224,999	11,855,197
		22,693,450
Diversified Consumer Services - 0.0%
Service Corp. International	107,700	6,759,252
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A	100,330	15,550,147
Booking Holdings, Inc. (a)	78,326	180,123,952
Chipotle Mexican Grill, Inc. (a)	23,846	45,386,807
Cracker Barrel Old Country Store, Inc.	5,811	834,343
Darden Restaurants, Inc.	101,679	15,317,941
Elior SA (a)(c)	87,608	610,832
Expedia, Inc. (a)	14,042	2,029,069
Hilton Worldwide Holdings, Inc. (a)	442,125	55,203,728
Hyatt Hotels Corp. Class A (a)	24,600	1,810,314
Las Vegas Sands Corp. (a)	796,900	35,549,709
Marriott International, Inc. Class A (a)	404,540	54,669,536
McDonald's Corp.	546,396	129,747,194
MGM Resorts International	474,692	20,231,373
Penn National Gaming, Inc. (a)	28,165	2,284,182
Royal Caribbean Cruises Ltd. (a)	71,700	5,931,741
Starbucks Corp.	1,216,250	142,897,213
Wynn Resorts Ltd. (a)	101,915	10,363,736
Yum China Holdings, Inc.	234,114	14,412,058
Yum! Brands, Inc.	600,063	78,626,255
		811,580,130
Household Durables - 0.6%
D.R. Horton, Inc.	391,552	37,440,202
GoPro, Inc. Class A (a)	196,500	1,959,105
Lennar Corp.:
Class A	1,064,864	114,270,556
Class B	6,000	525,120
Mohawk Industries, Inc. (a)	174,374	34,484,202
Newell Brands, Inc.	1,048,514	26,642,741
NVR, Inc. (a)	5,781	29,945,233
PulteGroup, Inc.	900,954	48,525,382
Sony Group Corp. sponsored ADR	301,387	31,181,499
Tempur Sealy International, Inc.	62,000	2,771,400
Toll Brothers, Inc.	51,700	3,311,902
Whirlpool Corp.	227,356	50,366,175
		381,423,517
Internet & Direct Marketing Retail - 3.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	529,294	88,386,805
Amazon.com, Inc. (a)	549,218	1,906,220,342
Doordash, Inc.	42,311	8,098,325
eBay, Inc.	1,107,676	85,003,056
Etsy, Inc. (a)	60,324	13,045,668
Ocado Group PLC (a)	3,831	106,026
Porch Group, Inc. Class A (a)	225,670	4,513,400
		2,105,373,622
Leisure Products - 0.0%
Brunswick Corp.	48,300	4,678,821
Hasbro, Inc.	84,225	8,280,160
Polaris, Inc.	29,400	3,520,944
		16,479,925
Multiline Retail - 0.5%
Big Lots, Inc.	174,300	8,481,438
Dollar General Corp.	340,105	75,812,806
Dollar Tree, Inc. (a)	182,699	16,541,567
Kohl's Corp.	486,391	27,918,843
Macy's, Inc.	451,300	10,104,607
Target Corp.	774,382	191,256,866
		330,116,127
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	170,795	34,645,766
Auto1 Group SE (c)	38,196	1,661,932
AutoNation, Inc. (a)	54,300	5,923,587
AutoZone, Inc. (a)	54,105	83,816,761
Bath & Body Works, Inc.	81,768	5,517,705
Best Buy Co., Inc.	716,823	83,517,048
Burlington Stores, Inc. (a)	146,567	43,895,351
CarMax, Inc. (a)	279,225	34,961,762
Dick's Sporting Goods, Inc. (b)	362,730	51,076,011
Foot Locker, Inc.	94,900	5,379,881
Gap, Inc.	615,739	16,458,703
Lowe's Companies, Inc.	1,840,517	375,263,011
Murphy U.S.A., Inc.	127,014	19,722,734
O'Reilly Automotive, Inc. (a)	307,115	182,450,879
Penske Automotive Group, Inc.	192,200	17,284,546
Ross Stores, Inc.	699,514	82,822,458
Sally Beauty Holdings, Inc. (a)	463,900	8,623,901
Sleep Number Corp. (a)	111,000	10,268,610
The Home Depot, Inc.	1,365,701	445,464,352
The ODP Corp. (a)	62,070	2,927,842
TJX Companies, Inc.	1,731,446	125,910,753
Tractor Supply Co.	142,780	27,735,015
Ulta Beauty, Inc. (a)	178,110	68,983,784
Williams-Sonoma, Inc.	36,700	6,851,890
		1,741,164,282
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co.	98,588	10,056,962
Hanesbrands, Inc.	995,363	18,593,381
lululemon athletica, Inc. (a)	49,400	19,768,398
NIKE, Inc. Class B	1,259,374	207,469,273
Ralph Lauren Corp.	105,156	12,211,766
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	58,100	2,929,983
Tapestry, Inc.	133,456	5,380,946
Under Armour, Inc. Class A (sub. vtg.) (a)	141,731	3,279,655
VF Corp.	258,291	19,751,513
		299,441,877

TOTAL CONSUMER DISCRETIONARY		6,361,370,673

CONSUMER STAPLES - 4.4%
Beverages - 1.1%
Anheuser-Busch InBev SA NV ADR (b)	180,917	11,081,166
Constellation Brands, Inc. Class A (sub. vtg.)	266,002	56,163,662
Diageo PLC sponsored ADR	18,768	3,605,520
Keurig Dr. Pepper, Inc.	1,376,324	49,093,477
Molson Coors Beverage Co. Class B	564,000	26,806,920
Monster Beverage Corp. (a)	1,394,173	136,029,460
PepsiCo, Inc.	1,006,775	157,449,542
The Coca-Cola Co.	4,760,523	268,065,050
		708,294,797
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	43,100	2,442,046
Casey's General Stores, Inc.	22,600	4,623,056
Costco Wholesale Corp.	345,677	157,452,417
Kroger Co.	1,575,700	72,529,471
Performance Food Group Co. (a)	27,024	1,357,145
Sysco Corp.	553,607	44,094,798
Walgreens Boots Alliance, Inc.	1,326,600	67,324,950
Walmart, Inc.	1,302,295	192,869,890
		542,693,773
Food Products - 0.7%
Archer Daniels Midland Co.	343,200	20,592,000
Bunge Ltd.	86,400	6,541,344
Campbell Soup Co.	78,537	3,277,349
Conagra Brands, Inc.	1,030,583	34,132,909
Darling Ingredients, Inc. (a)	70,900	5,282,050
General Mills, Inc.	443,728	25,651,916
Ingredion, Inc.	209,500	18,406,670
Kellogg Co.	69,536	4,390,503
Lamb Weston Holdings, Inc.	205,812	13,408,652
Mondelez International, Inc.	1,154,135	71,637,159
Mowi ASA ADR	103,300	2,774,845
Pilgrim's Pride Corp. (a)	262,000	7,294,080
Post Holdings, Inc. (a)	180,599	20,210,834
The J.M. Smucker Co.	369,717	45,722,901
The Kraft Heinz Co.	1,878,937	67,622,943
Tyson Foods, Inc. Class A	1,202,013	94,382,061
		441,328,216
Household Products - 1.0%
Colgate-Palmolive Co.	667,778	52,053,295
Energizer Holdings, Inc.	290,379	11,423,510
Kimberly-Clark Corp.	219,300	30,221,733
Procter & Gamble Co.	3,620,708	515,552,612
Spectrum Brands Holdings, Inc.	6,612	516,133
The Clorox Co.	36,034	6,055,514
		615,822,797
Personal Products - 0.2%
Coty, Inc. Class A (a)	633,225	6,186,608
Estee Lauder Companies, Inc. Class A	264,984	90,224,402
The Beauty Health Co. (a)	128,000	3,290,880
The Honest Co., Inc.	67,820	655,887
		100,357,777
Tobacco - 0.5%
Altria Group, Inc.	2,483,992	124,770,918
Philip Morris International, Inc.	1,827,321	188,214,063
Swedish Match Co. AB	90,400	834,708
		313,819,689

TOTAL CONSUMER STAPLES		2,722,317,049

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	126,700	2,886,226
Halliburton Co.	2,256,882	45,092,502
Oceaneering International, Inc. (a)	93,367	1,148,414
Schlumberger Ltd.	1,571,804	44,073,384
Subsea 7 SA	255,400	1,945,261
		95,145,787
Oil, Gas & Consumable Fuels - 2.1%
Africa Oil Corp. (a)	1,163,700	1,568,018
APA Corp.	144,141	2,807,867
Cabot Oil & Gas Corp.	1,923,640	30,566,640
Canadian Natural Resources Ltd.	236,829	7,837,047
Cenovus Energy, Inc. (Canada)	734,643	6,096,550
Cheniere Energy, Inc.	54,491	4,765,783
Chevron Corp.	1,758,450	170,165,207
ConocoPhillips Co.	3,009,460	167,115,314
Continental Resources, Inc.	225,400	8,853,712
Devon Energy Corp.	277,400	8,197,170
Diamondback Energy, Inc.	483,773	37,318,249
Enterprise Products Partners LP	55,800	1,242,108
EOG Resources, Inc.	1,861,930	125,717,514
Equitrans Midstream Corp.	416,245	3,633,819
Exxon Mobil Corp.	5,668,606	309,052,399
Harbour Energy PLC (a)	340,895	1,671,311
Hess Corp.	303,847	20,889,481
HollyFrontier Corp.	72,800	2,353,624
Imperial Oil Ltd. (b)	105,517	2,792,544
Kinder Morgan, Inc.	2,027,443	32,986,498
Kosmos Energy Ltd. (a)	1,032,397	2,436,457
Magellan Midstream Partners LP	128,806	6,338,543
Marathon Oil Corp.	1,163,980	13,676,765
Marathon Petroleum Corp.	1,027,945	60,926,300
MEG Energy Corp. (a)	857,700	5,465,785
Murphy Oil Corp.	94,700	2,013,322
Occidental Petroleum Corp.	455,571	11,703,619
ONEOK, Inc.	311,434	16,356,514
Phillips 66 Co.	885,928	62,980,622
Pioneer Natural Resources Co.	337,310	50,485,188
Range Resources Corp. (a)	1,500	21,930
Reliance Industries Ltd.	145,700	4,510,047
TC Energy Corp.	783,863	37,217,815
The Williams Companies, Inc.	1,299,910	32,094,778
Total SA sponsored ADR	795,137	35,216,618
Tourmaline Oil Corp.	81,600	2,182,209
Valero Energy Corp.	663,241	43,979,511
		1,333,236,878

TOTAL ENERGY		1,428,382,665

FINANCIALS - 11.9%
Banks - 5.0%
Bank of America Corp.	14,935,786	623,569,066
BNP Paribas SA	38,408	2,433,142
CIT Group, Inc.	113,898	6,312,227
Citigroup, Inc.	2,063,104	148,357,809
Citizens Financial Group, Inc.	2,432,656	106,526,006
Comerica, Inc.	112,061	8,282,429
Commerce Bancshares, Inc.	252,100	17,828,512
Cullen/Frost Bankers, Inc.	191,100	21,827,442
East West Bancorp, Inc.	213,137	15,631,468
EFG Eurobank Ergasias SA (a)	3,201,857	3,050,938
Fifth Third Bancorp	5,870,289	228,119,431
First Citizens Bancshares, Inc.	253	227,118
First Horizon National Corp.	1,135,236	18,606,518
Huntington Bancshares, Inc.	4,411,462	68,510,005
JPMorgan Chase & Co.	3,006,142	480,832,413
KeyCorp	2,450,992	49,804,157
M&T Bank Corp.	334,205	46,792,042
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (b)	2,150,000	11,717,500
NatWest Group PLC	298,189	873,636
Piraeus Financial Holdings SA (a)	542,138	915,385
PNC Financial Services Group, Inc.	1,413,926	270,201,259
Regions Financial Corp.	2,681,800	54,789,174
Signature Bank	127,822	33,148,079
Societe Generale Series A	167,382	5,268,201
Standard Chartered PLC (United Kingdom)	388,399	2,428,588
SVB Financial Group (a)	114,875	64,272,563
Truist Financial Corp.	2,509,937	143,217,005
U.S. Bancorp	1,594,897	91,531,139
UniCredit SpA	197,408	2,463,290
Wells Fargo & Co.	12,135,511	554,592,853
Western Alliance Bancorp.	46,600	4,546,296
Zions Bancorp NA	78,700	4,556,730
		3,091,232,421
Capital Markets - 2.9%
Ameriprise Financial, Inc.	337,292	92,050,360
Apollo Global Management LLC Class A	775,483	46,358,374
Bank of New York Mellon Corp.	1,925,145	106,306,507
BlackRock, Inc. Class A	19,710	18,592,246
Brookfield Asset Management, Inc. Class A	1,339,041	74,383,728
Cboe Global Markets, Inc.	269,134	33,951,254
Charles Schwab Corp.	2,109,495	153,676,711
CME Group, Inc.	291,155	58,731,787
FactSet Research Systems, Inc.	65,771	25,007,450
Goldman Sachs Group, Inc.	878,123	363,112,642
Intercontinental Exchange, Inc.	563,185	67,317,503
Invesco Ltd.	787,708	19,944,767
Jefferies Financial Group, Inc.	1,555,480	57,490,541
KKR & Co. LP	663,455	42,653,522
LPL Financial	38,100	5,633,085
MarketAxess Holdings, Inc.	27,400	13,040,208
Moody's Corp.	21,010	7,999,978
Morgan Stanley	2,535,384	264,770,151
Northern Trust Corp.	322,186	38,185,485
Raymond James Financial, Inc.	400,752	56,065,205
S&P Global, Inc.	125,388	55,649,702
SEI Investments Co.	440,947	27,695,881
State Street Corp.	1,598,434	148,510,503
StepStone Group, Inc. Class A	77,623	3,715,813
T. Rowe Price Group, Inc.	210,115	47,038,445
Tradeweb Markets, Inc. Class A	66,291	5,767,980
Virtu Financial, Inc. Class A	97,566	2,388,416
		1,836,038,244
Consumer Finance - 0.8%
Ally Financial, Inc.	179,500	9,495,550
American Express Co.	535,280	88,835,069
Capital One Financial Corp.	1,926,291	319,706,517
Credit Acceptance Corp. (a)(b)	2,800	1,623,104
Discover Financial Services	507,322	65,048,827
Navient Corp.	734,600	17,050,066
OneMain Holdings, Inc.	264,800	15,313,384
Synchrony Financial	280,400	13,949,900
		531,022,417
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	1	429,900
Class B (a)	1,534,540	438,525,496
Equitable Holdings, Inc.	1,759,715	54,568,762
Juniper Industrial Holdings, Inc. (d)	298,584	4,481,746
Voya Financial, Inc.	246,830	16,039,013
		514,044,917
Insurance - 2.3%
AFLAC, Inc.	1,202,495	68,157,417
AIA Group Ltd.	119,000	1,420,947
Alleghany Corp. (a)	24,844	16,811,686
Allstate Corp.	681,793	92,232,957
American Financial Group, Inc.	259,600	35,809,224
American International Group, Inc.	1,637,648	89,350,075
Aon PLC	30,250	8,677,515
Arch Capital Group Ltd. (a)	193,200	7,940,520
Arthur J. Gallagher & Co.	87,974	12,634,826
Assurant, Inc.	145,236	24,706,096
Axis Capital Holdings Ltd.	200,700	10,269,819
Brookfield Asset Management Reinsurance Partners Ltd.	9,003	550,083
Chubb Ltd.	1,249,996	229,899,264
Cincinnati Financial Corp.	341,568	42,149,491
CNA Financial Corp.	133,167	5,905,956
Everest Re Group Ltd.	84,000	22,251,600
Fairfax Financial Holdings Ltd.	28,793	12,739,751
Fidelity National Financial, Inc.	90,000	4,394,700
First American Financial Corp.	44,100	3,110,373
Globe Life, Inc.	44,700	4,294,329
Hartford Financial Services Group, Inc.	1,872,415	125,863,736
Lincoln National Corp.	496,400	34,077,860
Loews Corp.	823,386	46,002,576
Markel Corp. (a)	6,110	7,761,228
Marsh & McLennan Companies, Inc.	371,990	58,476,828
MetLife, Inc.	1,767,718	109,598,516
Old Republic International Corp.	96,400	2,506,400
Principal Financial Group, Inc.	132,000	8,818,920
Progressive Corp.	1,349,378	129,999,077
Prudential Financial, Inc.	587,245	62,177,501
Prudential PLC (a)	62,400	1,300,081
Reinsurance Group of America, Inc.	18,700	2,165,834
RenaissanceRe Holdings Ltd.	214,335	33,592,725
The Travelers Companies, Inc.	563,027	89,921,042
Unum Group	479,100	12,753,642
W.R. Berkley Corp.	148,576	11,189,259
Willis Towers Watson PLC	27,233	6,010,868
		1,435,522,722
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	1,720,500	14,951,145
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	640,031	9,773,273
Radian Group, Inc.	789,100	18,646,433
Rocket Companies, Inc. (b)	396,357	6,876,794
		35,296,500

TOTAL FINANCIALS		7,458,108,366

HEALTH CARE - 11.1%
Biotechnology - 1.8%
AbbVie, Inc.	3,552,030	429,014,183
ADC Therapeutics SA (a)	89,400	2,607,798
Agios Pharmaceuticals, Inc. (a)	50,000	2,234,000
Alnylam Pharmaceuticals, Inc. (a)	46,323	9,330,842
Ambrx Biopharma, Inc. ADR	30,800	548,548
Amgen, Inc.	502,195	113,260,038
Arcutis Biotherapeutics, Inc. (a)	62,000	1,312,540
Argenx SE ADR (a)	25,000	8,275,500
Ascendis Pharma A/S sponsored ADR (a)	48,400	7,585,732
Atara Biotherapeutics, Inc. (a)	80,000	1,198,400
Avid Bioservices, Inc. (a)	108,000	2,617,920
BioAtla, Inc.	36,000	1,479,240
Biogen, Inc. (a)	365,284	123,798,400
BioMarin Pharmaceutical, Inc. (a)	131,620	11,083,720
Century Therapeutics, Inc.	50,000	1,240,000
Crinetics Pharmaceuticals, Inc. (a)	21,892	515,994
Cytokinetics, Inc. (a)	75,000	2,472,750
Exelixis, Inc. (a)	75,000	1,437,750
Generation Bio Co. (a)	54,000	1,350,000
Gilead Sciences, Inc.	778,600	56,666,508
Gritstone Bio, Inc. (a)	15,967	146,896
Heron Therapeutics, Inc. (a)	6,100	71,187
Imago BioSciences, Inc.	17,500	459,725
Incyte Corp. (a)	170,883	13,070,841
Innovent Biologics, Inc. (a)(c)	300,000	2,418,531
Insmed, Inc. (a)	43,647	1,223,862
Intercept Pharmaceuticals, Inc. (a)(b)	55,404	826,074
Mirati Therapeutics, Inc. (a)	19,000	3,224,870
Moderna, Inc. (a)	77,667	29,256,382
Neurocrine Biosciences, Inc. (a)	242,062	23,044,302
Nuvalent, Inc. Class A (a)(b)	17,810	648,818
Prelude Therapeutics, Inc. (b)	43,000	1,534,670
PTC Therapeutics, Inc. (a)	64,000	2,793,600
Regeneron Pharmaceuticals, Inc. (a)	224,001	150,842,273
Relay Therapeutics, Inc. (a)	35,000	1,121,050
Sarepta Therapeutics, Inc. (a)	30,000	2,343,600
Seagen, Inc. (a)	88,216	14,785,002
Shattuck Labs, Inc.	59,250	1,251,953
TG Therapeutics, Inc. (a)	100,000	2,707,000
Vaxcyte, Inc. (a)	25,452	667,606
Vertex Pharmaceuticals, Inc. (a)	511,823	102,513,029
Xencor, Inc. (a)	56,000	1,896,720
Zentalis Pharmaceuticals, Inc. (a)	52,300	3,566,337
Zymeworks, Inc. (a)	50,000	1,649,500
		1,140,093,691
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	1,199,487	151,579,172
Alcon, Inc. (b)	579,216	47,767,944
Align Technology, Inc. (a)	22,968	16,284,312
Becton, Dickinson & Co.	491,020	123,589,734
Boston Scientific Corp. (a)	2,520,570	113,803,736
Danaher Corp.	838,936	271,949,494
DexCom, Inc. (a)	3,750	1,985,325
Envista Holdings Corp. (a)	116,000	4,963,640
Hill-Rom Holdings, Inc.	66,500	9,681,070
Hologic, Inc. (a)	595,047	47,097,970
IDEXX Laboratories, Inc. (a)	33,852	22,808,124
Insulet Corp. (a)	46,000	13,699,260
Intuitive Surgical, Inc. (a)	185,747	195,695,609
iRhythm Technologies, Inc. (a)	500	23,900
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	12,600	581,238
Masimo Corp. (a)	10,000	2,715,400
Medtronic PLC	1,169,058	156,045,862
Penumbra, Inc. (a)	45,200	12,427,740
Stryker Corp.	255,321	70,749,449
Tandem Diabetes Care, Inc. (a)	25,000	2,804,250
The Cooper Companies, Inc.	41,851	18,862,664
West Pharmaceutical Services, Inc.	10,718	4,840,463
Zimmer Biomet Holdings, Inc.	452,221	68,036,649
		1,357,993,005
Health Care Providers & Services - 3.0%
agilon health, Inc. (a)(b)	70,000	2,450,000
Alignment Healthcare, Inc. (a)(b)	160,000	2,827,200
AmerisourceBergen Corp.	279,244	34,126,409
Anthem, Inc.	344,513	129,237,162
Cano Health, Inc. (a)(b)	330,000	3,950,100
Cardinal Health, Inc.	387,143	20,321,136
Centene Corp. (a)	2,082,440	131,152,071
Cigna Corp.	567,678	120,149,049
Covetrus, Inc. (a)	23,045	520,587
CVS Health Corp.	2,323,353	200,714,466
DaVita HealthCare Partners, Inc. (a)	294,826	38,554,396
Guardant Health, Inc. (a)	3,650	464,536
HCA Holdings, Inc.	764,561	193,418,642
Henry Schein, Inc. (a)	62,900	4,754,611
Humana, Inc.	214,002	86,760,691
Laboratory Corp. of America Holdings (a)	177,268	53,779,566
LifeStance Health Group, Inc.	98,838	1,468,733
McKesson Corp.	408,401	83,370,980
Quest Diagnostics, Inc.	492,399	75,253,339
Rede D'Oregon Sao Luiz SA (c)	270,000	3,593,525
Surgery Partners, Inc. (a)	48,000	2,361,600
Tenet Healthcare Corp. (a)	52,344	3,944,120
UnitedHealth Group, Inc.	1,632,833	679,699,393
Universal Health Services, Inc. Class B	183,357	28,559,686
		1,901,431,998
Health Care Technology - 0.1%
Cerner Corp.	347,497	26,531,396
Doximity, Inc.	18,000	1,656,000
Evolent Health, Inc. (a)	98,100	2,409,336
Phreesia, Inc. (a)	52,000	3,720,600
Veeva Systems, Inc. Class A (a)	35,163	11,673,413
		45,990,745
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	13,600	2,392,512
Agilent Technologies, Inc.	368,747	64,704,036
Avantor, Inc. (a)	191,956	7,570,745
Bio-Rad Laboratories, Inc. Class A (a)	26,300	21,166,766
Bruker Corp.	60,000	5,298,600
Charles River Laboratories International, Inc. (a)	14,000	6,214,040
Illumina, Inc. (a)	85,573	39,120,553
IQVIA Holdings, Inc. (a)	355,493	92,332,197
Lonza Group AG	6,700	5,670,216
Mettler-Toledo International, Inc. (a)	5,728	8,894,610
PerkinElmer, Inc.	101,198	18,701,390
Sartorius Stedim Biotech	8,600	5,215,326
Thermo Fisher Scientific, Inc.	554,072	307,482,256
		584,763,247
Pharmaceuticals - 3.1%
Arvinas Holding Co. LLC (a)	20,000	1,724,200
AstraZeneca PLC:
(United Kingdom)	90,000	10,524,910
sponsored ADR	1,521,282	88,660,315
Atea Pharmaceuticals, Inc. (b)	28,000	832,160
Bayer AG	160,147	8,909,117
Bristol-Myers Squibb Co.	3,358,010	224,516,549
Elanco Animal Health, Inc. (a)	2,036,571	67,980,740
Eli Lilly & Co.	1,234,796	318,935,459
GlaxoSmithKline PLC sponsored ADR	216,619	8,825,058
Intra-Cellular Therapies, Inc. (a)	13,300	441,560
Jazz Pharmaceuticals PLC (a)	179,500	23,641,945
Johnson & Johnson	3,009,509	521,036,293
Merck & Co., Inc.	1,859,929	141,893,983
Nektar Therapeutics (a)	70,000	1,083,600
Novartis AG sponsored ADR	707,461	65,362,322
Novo Nordisk A/S Series B sponsored ADR	186,511	18,645,505
Organon & Co.	340,863	11,551,847
Pfizer, Inc.	3,579,429	164,904,294
Pliant Therapeutics, Inc. (a)(b)	72,500	1,322,400
Roche Holding AG:
(participation certificate)	26,000	10,440,434
sponsored ADR	1,129,365	56,716,710
Royalty Pharma PLC	160,000	6,184,000
Sanofi SA sponsored ADR	845,914	43,801,427
Theravance Biopharma, Inc. (a)	47,900	397,570
UCB SA	22,800	2,608,116
Viatris, Inc.	879,509	12,867,217
Zoetis, Inc. Class A	587,697	120,219,298
		1,934,027,029

TOTAL HEALTH CARE		6,964,299,715

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.4%
Airbus Group NV (a)	24,432	3,342,203
Curtiss-Wright Corp.	5,460	664,919
General Dynamics Corp.	377,519	75,620,831
Huntington Ingalls Industries, Inc.	134,431	27,446,777
L3Harris Technologies, Inc.	351,847	81,983,869
Lockheed Martin Corp.	84,422	30,375,036
Maxar Technologies, Inc.	5,000	158,950
Moog, Inc. Class A	127,400	10,120,656
MTU Aero Engines AG	2,317	531,702
Northrop Grumman Corp.	312,402	114,870,215
Raytheon Technologies Corp.	2,585,351	219,134,351
Rolls-Royce Holdings PLC (a)	783,195	1,235,116
Safran SA	2,251	282,378
Teledyne Technologies, Inc. (a)	83,654	38,763,591
Textron, Inc.	795,228	57,789,219
The Boeing Co. (a)	652,798	143,289,161
TransDigm Group, Inc. (a)	106,287	64,566,164
Vectrus, Inc. (a)	37,733	1,898,347
		872,073,485
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	324,604	40,458,643
FedEx Corp.	638,905	169,750,669
GXO Logistics, Inc. (a)	47,700	3,901,383
United Parcel Service, Inc. Class B	1,250,810	244,695,960
		458,806,655
Airlines - 0.1%
Copa Holdings SA Class A (a)	3,000	225,750
Delta Air Lines, Inc. (a)	616,600	24,935,304
Ryanair Holdings PLC sponsored ADR (a)	7,953	856,538
Southwest Airlines Co. (a)	492,882	24,535,666
United Airlines Holdings, Inc. (a)	542,157	25,215,722
		75,768,980
Building Products - 0.4%
A.O. Smith Corp.	171,927	12,502,531
Allegion PLC	21,804	3,139,558
Carlisle Companies, Inc.	68,474	14,430,211
Carrier Global Corp.	333,970	19,236,672
Fortune Brands Home & Security, Inc.	405,979	39,530,175
Johnson Controls International PLC	574,607	42,980,604
Masco Corp.	188,065	11,419,307
Owens Corning	185,905	17,763,223
Trane Technologies PLC	513,204	101,870,994
		262,873,275
Commercial Services & Supplies - 0.2%
Cintas Corp.	5,734	2,269,345
Deluxe Corp.	215,300	8,256,755
Herman Miller, Inc.	68,300	2,870,649
Republic Services, Inc.	160,247	19,891,460
Rollins, Inc.	173,029	6,734,289
Waste Connections, Inc. (United States)	358,656	46,341,942
		86,364,440
Construction & Engineering - 0.0%
MasTec, Inc. (a)	119,500	10,927,080
Quanta Services, Inc.	66,800	6,820,280
		17,747,360
Electrical Equipment - 0.4%
Acuity Brands, Inc.	115,229	21,263,207
AMETEK, Inc.	230,900	31,395,473
Array Technologies, Inc.	223,124	4,254,975
Eaton Corp. PLC	666,994	112,295,110
Emerson Electric Co.	195,300	20,604,150
FTC Solar, Inc. (a)	94,000	1,019,900
Generac Holdings, Inc. (a)	32,775	14,322,020
Hubbell, Inc. Class B	39,051	8,048,802
Plug Power, Inc. (a)	50,100	1,305,606
Rockwell Automation, Inc.	28,728	9,349,528
Sensata Technologies, Inc. PLC (a)	66,400	3,929,552
Shoals Technologies Group, Inc.	50,100	1,631,757
Sunrun, Inc. (a)	579,015	25,621,414
Vertiv Holdings Co.	220,243	6,204,245
		261,245,739
Industrial Conglomerates - 1.1%
3M Co.	787,609	153,378,977
General Electric Co.	1,675,139	176,576,402
Hitachi Ltd.	157,900	8,733,550
Honeywell International, Inc.	1,062,396	246,380,256
Roper Technologies, Inc.	200,387	96,843,029
		681,912,214
Machinery - 1.7%
AGCO Corp.	324,900	44,712,738
Allison Transmission Holdings, Inc.	309,700	11,452,706
Caterpillar, Inc.	233,202	49,175,306
Crane Co.	183,100	18,634,087
Cummins, Inc.	611,360	144,268,733
Deere & Co.	357,200	135,032,316
Dover Corp.	247,757	43,198,911
Epiroc AB (A Shares)	17,200	377,408
Flowserve Corp.	332,362	12,918,911
Fortive Corp.	839,666	62,026,127
Illinois Tool Works, Inc.	60,733	14,142,286
Ingersoll Rand, Inc. (a)	1,389,617	73,677,493
ITT, Inc.	155,033	14,832,007
Meritor, Inc. (a)	117,300	2,782,356
Middleby Corp. (a)	33,500	6,128,490
Oshkosh Corp.	199,400	22,847,252
Otis Worldwide Corp.	931,872	85,937,236
PACCAR, Inc.	747,676	61,212,234
Parker Hannifin Corp.	284,835	84,501,999
Snap-On, Inc.	80,188	18,038,291
Stanley Black & Decker, Inc.	346,814	67,028,742
Timken Co.	315,027	23,167,086
Westinghouse Air Brake Tech Co.	160,084	14,373,942
Xylem, Inc.	225,000	30,669,750
		1,041,136,407
Professional Services - 0.4%
Clarivate Analytics PLC (a)	397,488	10,012,723
CoStar Group, Inc. (a)	362,518	30,719,775
Dun & Bradstreet Holdings, Inc. (a)	166,753	3,056,582
Equifax, Inc.	72,796	19,819,439
IHS Markit Ltd.	351,092	42,341,695
Jacobs Engineering Group, Inc.	384,759	51,927,075
Leidos Holdings, Inc.	838,769	82,291,627
Manpower, Inc.	134,300	16,306,706
Robert Half International, Inc.	95,682	9,893,519
TransUnion Holding Co., Inc.	1,295	157,381
		266,526,522
Road & Rail - 1.0%
AMERCO	12,600	8,330,490
Canadian Pacific Railway Ltd.	240,800	16,564,632
CSX Corp.	2,120,886	68,992,422
Knight-Swift Transportation Holdings, Inc. Class A	136,718	7,099,766
Lyft, Inc. (a)	1,143,579	54,445,796
Norfolk Southern Corp.	1,020,619	258,767,741
Old Dominion Freight Lines, Inc.	186,532	53,855,519
Ryder System, Inc.	21,350	1,697,112
Uber Technologies, Inc. (a)	629,451	24,636,712
Union Pacific Corp.	630,202	136,653,002
XPO Logistics, Inc. (a)	47,700	4,145,607
		635,188,799
Trading Companies & Distributors - 0.1%
Beijer Ref AB (B Shares)	11,700	268,724
United Rentals, Inc. (a)	121,046	42,686,872
W.W. Grainger, Inc.	66,510	28,845,387
		71,800,983

TOTAL INDUSTRIALS		4,731,444,859

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 0.7%
Cisco Systems, Inc.	5,139,209	303,316,115
CommScope Holding Co., Inc. (a)	723,258	11,427,476
F5 Networks, Inc. (a)	143,880	29,289,652
Juniper Networks, Inc.	222,600	6,450,948
Motorola Solutions, Inc.	211,662	51,692,094
		402,176,285
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	859,610	65,871,914
Arrow Electronics, Inc. (a)	302,423	36,659,716
CDW Corp.	189,979	38,111,687
Corning, Inc.	230,380	9,212,896
Flex Ltd. (a)	1,012,800	18,817,824
Hon Hai Precision Industry Co. Ltd. (Foxconn)	630,000	2,528,565
Insight Enterprises, Inc. (a)	22,400	2,304,736
Jabil, Inc.	880,381	54,389,938
Keysight Technologies, Inc. (a)	102,401	18,368,691
SYNNEX Corp.	111,412	14,157,123
Trimble, Inc. (a)	354,600	33,410,412
Vishay Intertechnology, Inc.	618,200	13,581,854
Vontier Corp.	48,391	1,759,981
Zebra Technologies Corp. Class A (a)	4,545	2,668,688
		311,844,025
IT Services - 3.7%
Accenture PLC Class A	459,459	154,635,521
Affirm Holdings, Inc.	415,508	40,030,041
Akamai Technologies, Inc. (a)	128,509	14,553,644
Amadeus IT Holding SA Class A (a)	21,200	1,294,650
Amdocs Ltd.	283,581	21,844,244
Automatic Data Processing, Inc.	59,084	12,350,919
Cognizant Technology Solutions Corp. Class A	582,308	44,435,923
CSG Systems International, Inc.	185,800	8,957,418
Dlocal Ltd.	49,200	3,148,800
DXC Technology Co. (a)	184,632	6,779,687
Edenred SA	31,723	1,797,933
EPAM Systems, Inc. (a)	19,600	12,403,076
Fidelity National Information Services, Inc.	737,363	94,212,896
Fiserv, Inc. (a)	1,197,359	141,036,917
FleetCor Technologies, Inc. (a)	385,221	101,420,985
Gartner, Inc. (a)	44,713	13,804,692
Genpact Ltd.	148,044	7,680,523
Global Payments, Inc.	491,144	79,879,660
GoDaddy, Inc. (a)	35,400	2,595,174
IBM Corp.	844,185	118,472,923
MasterCard, Inc. Class A	1,267,618	438,887,380
MongoDB, Inc. Class A (a)	12,400	4,858,692
PayPal Holdings, Inc. (a)	839,843	242,429,080
Sabre Corp. (a)	128,008	1,437,530
Shopify, Inc. Class A (a)	24,082	36,719,752
Snowflake Computing, Inc.	27,265	8,298,103
Square, Inc. (a)	3,600	965,052
The Western Union Co.	853,369	18,466,905
Twilio, Inc. Class A (a)	70,421	25,137,480
Unisys Corp. (a)	115,684	2,800,710
VeriSign, Inc. (a)	139,327	30,130,857
Visa, Inc. Class A	2,665,179	610,592,509
Wix.com Ltd. (a)	4,700	1,043,776
		2,303,103,452
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	2,494,121	276,149,077
Analog Devices, Inc.	867,671	141,386,989
Applied Materials, Inc.	683,940	92,420,812
ASML Holding NV	27,530	22,933,591
Broadcom, Inc.	508,909	253,034,644
Cirrus Logic, Inc. (a)	36,700	3,070,689
indie Semiconductor, Inc. (a)(b)	55,600	561,560
Intel Corp.	4,198,407	226,965,882
KLA Corp.	77,553	26,364,918
Lam Research Corp.	152,223	92,067,515
Marvell Technology, Inc.	274,054	16,769,364
Microchip Technology, Inc.	465,947	73,321,420
Micron Technology, Inc.	598,203	44,087,561
MKS Instruments, Inc.	24,100	3,547,038
NVIDIA Corp.	3,022,039	676,483,430
NXP Semiconductors NV	998,466	214,799,991
ON Semiconductor Corp. (a)	349,800	15,517,128
Qorvo, Inc. (a)	228,013	42,873,284
Qualcomm, Inc.	2,383,250	349,598,943
Renesas Electronics Corp. (a)	129,100	1,382,390
Semtech Corp. (a)	22,200	1,552,224
Skyworks Solutions, Inc.	59,906	10,990,355
Teradyne, Inc.	149,357	18,137,914
Texas Instruments, Inc.	1,092,960	208,656,994
Universal Display Corp.	4,000	834,360
Xilinx, Inc.	427,373	66,494,965
		2,880,003,038
Software - 8.0%
Adobe, Inc. (a)	494,693	328,327,744
Anaplan, Inc. (a)	84,800	5,086,304
ANSYS, Inc. (a)	104,000	37,997,440
Atlassian Corp. PLC (a)	83,320	30,583,439
Autodesk, Inc. (a)	388,463	120,458,492
Avalara, Inc. (a)	12,200	2,192,340
Cadence Design Systems, Inc. (a)	3,187	521,011
CCC Intelligent Solutions Holdings, Inc. (d)	35,655	392,918
Ceridian HCM Holding, Inc. (a)	446,587	50,174,049
Citrix Systems, Inc.	296,669	30,518,340
Cloudflare, Inc. (a)	6,800	821,032
Cognyte Software Ltd. (a)	233,979	6,429,743
Confluent, Inc. (b)	7,800	436,098
Coupa Software, Inc. (a)	5,600	1,370,936
Dynatrace, Inc. (a)	20,338	1,397,831
Elastic NV (a)	35,639	5,686,202
Envestnet, Inc. (a)	100	7,987
Everbridge, Inc. (a)	21,200	3,327,764
FireEye, Inc. (a)	45,200	822,188
Fortinet, Inc. (a)	82,369	25,957,767
Intuit, Inc.	432,072	244,600,280
j2 Global, Inc. (a)	164,500	22,651,650
Lightspeed Commerce, Inc.	25,700	2,857,326
LivePerson, Inc. (a)	91,200	5,845,920
Manhattan Associates, Inc. (a)	17,934	2,923,063
Microsoft Corp.	9,195,943	2,776,071,273
Momentive Global, Inc. (a)	727,480	14,265,883
NortonLifeLock, Inc.	1,939,935	51,524,674
Nutanix, Inc. Class A (a)	158,530	5,851,342
Oracle Corp.	3,835,456	341,854,193
Palo Alto Networks, Inc. (a)	79,623	36,709,388
PTC, Inc. (a)	9,319	1,226,940
Qualtrics International, Inc.	67,600	3,060,928
Salesforce.com, Inc. (a)	1,928,585	511,595,743
SAP SE sponsored ADR	51,251	7,694,825
ServiceNow, Inc. (a)	45,870	29,523,767
Splunk, Inc. (a)	146,300	22,364,881
SS&C Technologies Holdings, Inc.	180,243	13,637,185
Synopsys, Inc. (a)	102,430	34,031,343
UiPath, Inc. Class A (a)(b)	138,355	8,744,036
Verint Systems, Inc. (a)	15,500	691,920
VMware, Inc. Class A (a)(b)	99,997	14,886,553
Workday, Inc. Class A (a)	507,558	138,644,543
Workiva, Inc. (a)	5,400	757,458
Yext, Inc. (a)	450,600	6,092,112
Zendesk, Inc. (a)	46,900	5,796,840
Zoom Video Communications, Inc. Class A (a)	112,945	32,697,578
		4,989,111,269
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	14,444,427	2,193,097,351
Hewlett Packard Enterprise Co.	2,295,100	35,482,246
HP, Inc.	2,704,622	80,435,458
NCR Corp. (a)	312,300	13,266,504
NetApp, Inc.	158,562	14,100,919
Seagate Technology Holdings PLC	1,147,396	100,500,416
Western Digital Corp. (a)	110,900	7,008,880
Xerox Holdings Corp.	386,650	8,703,492
		2,452,595,266

TOTAL INFORMATION TECHNOLOGY		13,338,833,335

MATERIALS - 2.3%
Chemicals - 1.4%
Albemarle Corp. U.S.	49,084	11,620,146
Axalta Coating Systems Ltd. (a)	183,185	5,594,470
Cabot Corp.	215,400	11,502,360
Celanese Corp. Class A	245,300	38,904,580
CF Industries Holdings, Inc.	137,593	6,249,474
Corteva, Inc.	647,000	28,448,590
Dow, Inc.	422,703	26,588,019
DuPont de Nemours, Inc.	321,877	23,825,336
Eastman Chemical Co.	925,895	104,774,278
Ecolab, Inc.	208,837	47,063,506
Huntsman Corp.	930,200	24,585,186
Ingevity Corp. (a)	136,575	10,979,264
International Flavors & Fragrances, Inc.	124,240	18,822,360
Linde PLC	667,902	210,115,290
Livent Corp. (a)	11,193	278,370
LyondellBasell Industries NV Class A	551,500	55,343,025
Olin Corp.	259,100	12,913,544
PPG Industries, Inc.	338,531	54,012,621
RPM International, Inc.	485,565	39,957,144
Sherwin-Williams Co.	329,692	100,117,570
The Chemours Co. LLC	353,000	11,829,030
The Mosaic Co.	353,325	11,369,999
Valvoline, Inc.	748,773	22,582,994
		877,477,156
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	127,678	48,677,238
Summit Materials, Inc. (a)	325,200	10,949,484
Vulcan Materials Co.	276,336	51,379,152
		111,005,874
Containers & Packaging - 0.5%
Amcor PLC	966,500	12,419,525
Ball Corp.	511,600	49,093,136
Berry Global Group, Inc. (a)	481,300	32,328,921
Crown Holdings, Inc.	226,900	24,911,351
Graphic Packaging Holding Co.	424,188	8,704,338
International Paper Co.	1,141,786	68,609,921
O-I Glass, Inc. (a)	154,700	2,340,611
Packaging Corp. of America	341,090	51,743,353
Sealed Air Corp.	649,547	39,641,853
Sonoco Products Co.	41,300	2,696,890
WestRock Co.	928,391	48,313,468
		340,803,367
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	32,800	1,385,325
BHP Group Ltd. sponsored ADR (b)	36,720	2,428,661
First Quantum Minerals Ltd.	83,400	1,737,211
Freeport-McMoRan, Inc.	1,078,147	39,233,769
Glencore Xstrata PLC	113,900	513,431
Lundin Mining Corp.	135,300	1,093,853
Newmont Corp.	82,568	4,788,118
Nucor Corp.	293,369	34,488,460
Reliance Steel & Aluminum Co.	130,300	19,550,212
Steel Dynamics, Inc.	130,100	8,780,449
		113,999,489
Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc.	240,600	9,207,762

TOTAL MATERIALS		1,452,493,648

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc.	89,027	18,372,502
American Homes 4 Rent Class A	337,628	14,160,118
American Tower Corp.	452,489	132,203,711
Apartment Income (REIT) Corp.	71,206	3,618,689
Apple Hospitality (REIT), Inc.	287,361	4,247,196
AvalonBay Communities, Inc.	125,139	28,729,412
Brandywine Realty Trust (SBI)	767,000	10,645,960
Brixmor Property Group, Inc.	674,378	15,814,164
Camden Property Trust (SBI)	117,173	17,580,637
Corporate Office Properties Trust (SBI)	32,600	918,668
Crown Castle International Corp.	157,964	30,754,011
CubeSmart	133,800	7,158,300
Digital Realty Trust, Inc.	37,000	6,064,670
Douglas Emmett, Inc.	41,400	1,366,614
EastGroup Properties, Inc.	70,607	12,727,618
Equinix, Inc.	76,850	64,819,133
Equity Lifestyle Properties, Inc.	314,777	26,778,079
Equity Residential (SBI)	186,519	15,680,652
Essex Property Trust, Inc.	22,129	7,318,945
Extra Space Storage, Inc.	71,083	13,286,124
Federal Realty Investment Trust (SBI)	77,709	9,462,625
Healthcare Trust of America, Inc.	13,700	415,521
Healthpeak Properties, Inc.	765,512	27,558,432
Host Hotels & Resorts, Inc. (a)	2,121,816	35,137,273
Invitation Homes, Inc.	155,100	6,387,018
Kilroy Realty Corp.	34,000	2,232,100
Kimco Realty Corp.	848,552	18,489,948
Lamar Advertising Co. Class A	35,428	4,032,769
Lexington Corporate Properties Trust	248,100	3,356,793
Mid-America Apartment Communities, Inc.	142,349	27,383,677
Omega Healthcare Investors, Inc.	439,500	14,736,435
Paramount Group, Inc.	715,000	6,334,900
Piedmont Office Realty Trust, Inc. Class A	784,400	13,978,008
Prologis (REIT), Inc.	1,302,172	175,350,482
Public Storage	161,967	52,414,141
Rayonier, Inc.	483,273	17,774,781
SBA Communications Corp. Class A	89,820	32,242,685
Service Properties Trust	340,500	3,891,915
Simon Property Group, Inc.	100,095	13,457,773
SITE Centers Corp.	166,350	2,679,899
Sun Communities, Inc.	317,232	63,919,076
Ventas, Inc.	631,533	35,327,956
VICI Properties, Inc.	32,600	1,007,666
Welltower, Inc.	442,639	38,744,192
Weyerhaeuser Co.	1,562,333	56,243,988
		1,094,805,256
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	163,305	15,726,272
Cushman & Wakefield PLC (a)	252,100	4,573,094
Jones Lang LaSalle, Inc. (a)	41,900	10,157,817
Opendoor Technologies, Inc. (a)(b)	437,121	7,750,155
		38,207,338

TOTAL REAL ESTATE		1,133,012,594

UTILITIES - 1.7%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	241,657	21,645,217
Duke Energy Corp.	21,400	2,239,724
Edison International	232,323	13,437,562
Entergy Corp.	442,460	48,940,501
Evergy, Inc.	203,813	13,951,000
Eversource Energy	290,600	26,366,138
Exelon Corp.	1,175,900	57,642,618
FirstEnergy Corp.	785,940	30,549,488
NextEra Energy, Inc.	2,847,000	239,119,530
NRG Energy, Inc.	829,567	37,886,325
PG&E Corp. (a)	1,067,852	9,792,203
PPL Corp.	728,815	21,390,720
Southern Co.	1,471,768	96,739,311
Xcel Energy, Inc.	1,111,142	76,391,013
		696,091,350
Gas Utilities - 0.0%
UGI Corp.	128,700	5,960,097
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	5,908	472,226
The AES Corp.	699,066	16,686,705
Vistra Corp.	1,037,600	19,807,784
		36,966,715
Multi-Utilities - 0.5%
Ameren Corp.	614,144	53,872,712
CenterPoint Energy, Inc.	156,231	3,919,836
CMS Energy Corp.	239,555	15,362,662
Dominion Energy, Inc.	1,315,755	102,418,369
DTE Energy Co.	16,429	1,977,066
MDU Resources Group, Inc.	780,700	25,115,119
NiSource, Inc.	110,100	2,713,965
Public Service Enterprise Group, Inc.	705,653	45,119,453
Sempra Energy	513,095	67,913,254
WEC Energy Group, Inc.	170,615	16,119,705
		334,532,141

TOTAL UTILITIES		1,073,550,303

TOTAL COMMON STOCKS
(Cost $27,439,080,674)		52,516,565,615

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (a)
(Cost $671,032)	64,446	1,156,161

Equity Funds - 15.0%
Large Blend Funds - 5.6%
Fidelity SAI U.S. Large Cap Index Fund (e)	82,867,652	1,977,222,178
Fidelity SAI U.S. Low Volatility Index Fund (e)	63,324,349	1,211,394,793
PIMCO StocksPLUS Absolute Return Fund Institutional Class	23,140,982	337,858,330

TOTAL LARGE BLEND FUNDS		3,526,475,301

Large Growth Funds - 8.2%
Fidelity Growth Company Fund (e)	96,978,697	3,868,480,213
Fidelity SAI U.S. Momentum Index Fund (e)	1,765,283	34,793,734
Fidelity SAI U.S. Quality Index Fund (e)	60,224,131	1,188,824,340

TOTAL LARGE GROWTH FUNDS		5,092,098,287

Mid-Cap Growth Funds - 1.2%
Janus Henderson Enterprise Fund	4,043,039	719,013,993
TOTAL EQUITY FUNDS
(Cost $4,679,382,667)		9,337,587,581

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e)
(Cost $6,768,588)	858,825	11,310,724
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 12/30/21(f)
(Cost $5,359,133)	$5,360,000	5,359,107
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (g)	44,257,818	44,266,670
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	167,317,145	167,333,877
Invesco Government & Agency Portfolio Institutional Class .03% (i)	467,908,711	467,908,711
TOTAL MONEY MARKET FUNDS
(Cost $679,507,668)		679,509,258
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $32,810,769,762)		62,551,488,446
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(126,391,790)
NET ASSETS - 100%		$62,425,096,656

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	358	Sept. 2021	$80,916,950	$4,279,111	$4,279,111

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,284,820 or 0.0% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,874,664 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,974,337.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$356,550
Juniper Industrial Holdings, Inc.	12/21/20	$2,985,840

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$42,716,602	$95,638,570	$94,088,502	$4,734	$--	$--	$44,266,670	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	292,027,572	219,649,083	344,342,778	442,429	--	--	167,333,877	0.5%
Total	$334,744,174	$315,287,653	$438,431,280	$447,163	$--	$--	$211,600,547

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$3,660,707,600	$--	$240,000,000	$--	$150,514,453	$297,258,160	$3,868,480,213
Fidelity SAI Inflation-Focused Fund	10,795,429	--	--	--	--	515,295	11,310,724
Fidelity SAI U.S. Large Cap Index Fund	2,057,113,253	1,859,110,630	2,103,868,637	--	100,117,806	64,749,126	1,977,222,178
Fidelity SAI U.S. Low Volatility Index Fund	1,442,168,893	--	335,000,000	--	37,235,419	66,990,481	1,211,394,793
Fidelity SAI U.S. Momentum Index Fund	31,475,001	--	--	--	--	3,318,733	34,793,734
Fidelity SAI U.S. Quality Index Fund	1,001,129,553	59,999,999	--	--	--	127,694,788	1,188,824,340
Total	$8,203,389,729	$1,919,110,629	$2,678,868,637	$--	$287,867,678	$560,526,583	$8,292,025,982

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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